FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2023
Financial Investments
FINANCIAL INVESTMENTS

5.	FINANCIAL INVESTMENTS

				Consolidated
	Current		Non-current
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Investments (1)	39,800	271,590	139,949	15,675
Usiminas shares (2)	1,493,204	1,184,895
Bonds (3)			111,350	140,510
	1,533,004	1,456,485	251,299	156,185

(1)	Comprised of restricted financial investments and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds. As of December 31, 2023, R$122,687 has restricted availability as a guarantee for a liability of the subsidiary CSN Cimentos Brasil and its redemption period is indeterminate.
(2)	Part of the shares of Usiminas Siderúrgica de Minas Gerais S.A. held by the Company guarantees a portion of the Company’s debt.
(3)	Bonds with Fibra bank due in February 2028 (see note 22.b).

Accounting Policy

Short-term investments that are not classified as cash equivalents and are measured at amortized cost and at fair value through profit or loss.